REINSURANCE - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2022	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, per life, single lives, amount retained		$ 25,000
Reinsurance, per life, joint lives, amount retained		$ 30,000
Reinsurance retention policy, percentage of excess reinsured		100.00%
Number of Employees, Total | Reinsurance Transaction
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Deferred variable annuity	$ 360
Number of Employees, Total | Reinsurance Transaction | Global Atlantic Transaction
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Concentration risk, percentage	50.00%